Financial instruments by categories (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 78,671		R$ 146,594	R$ 30,038
Itaú Unibanco S.A. – Nassau Branch
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.28%
Borrowings	R$ 12,061		19,167
Banco BMG S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.32%
Borrowings	R$ 3,130	[1]	9,344
Itaú Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.15%
Borrowings	R$ 433		353
Banco Santander S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.98%
Borrowings	R$ 25,000		0
Itaú Unibanco S.A. – Nassau Branch
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.05%
Borrowings	R$ 8,921		0
Banco Bradesco S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.77%
Borrowings	R$ 29,126		R$ 0

[1]	This include two loans contracted fixed rate in Euro and USD and swapped to CDI in Reais.